DISCONTINUED OPERATIONS AND OTHER DIVESTITURES	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS AND OTHER DIVESTITURES

3. DISCONTINUED OPERATIONS AND OTHER DIVESTITURES

Discontinued operations

Coating Resins

In the second quarter of 2012, we committed to a plan to sell the assets and liabilities of our Coating Resins business. In conjunction with the plan, on May 11, 2012, we announced our agreement to sell our pressure sensitive adhesives (“PSA”) product line of the Coating Resins segment to Henkel AG & Co. (“Henkel”) for approximately $105.0, including working capital of approximately $15.0. As of June 30, 2012, we had met all the criteria for discontinued operations, and as a result, the results of operations of the former Coating Resins segment, including PSA, are reported as discontinued operations. The total assets and liabilities that are included as held-for-sale in our consolidated balance sheets as of December 31, 2012 are approximately $1,472.6 and $464.2, respectively, and exclude those related to the PSA product line, which were sold in July 2012, as noted below. The results of operations of the former Coating Resins segment are reported as discontinued operations, and are therefore excluded from both continuing operations and segment results for all periods presented. The results of the PSA product line are included in discontinued operations up through its sale on July 31, 2012. All previously reported financial information has been revised to conform to the current presentation.

On July 31, 2012, we completed the sale of the PSA product line to Henkel under the terms noted above, subject to post-closing working capital adjustments. We received cash consideration of $112.8 from the sale. We recorded an after-tax gain on the sale of $8.6, which is included in Net (loss) gain on sale of discontinued operations, net of tax in the consolidated statements of income.

On October 9, 2012, we entered into a definitive agreement to divest our remaining Coating Resins business to Advent International, a global private equity firm for $1,032.0 plus assumed liabilities of $118.0 bringing the total value to $1,150.0. The sale is expected to close following the satisfaction of regulatory requirements and other customary closing conditions. As a result, we recorded cumulative after-tax charges of $25.2 in 2012 to adjust our carrying value of the disposal group to its fair value less cost to sell, based on the terms of the definitive agreement. The charges are included in Net (loss) gain on sale of discontinued operations, net of tax in the consolidated statements of income.

Building Block Chemicals

On February 28, 2011, we completed the sale of substantially all of the assets and certain liabilities of our Building Block Chemicals business (the “Business”) to Cornerstone Chemical Company, an affiliate of HIG Capital, LLC (the “Purchaser”), pursuant to an Asset Purchase Agreement (“the Agreement”) dated January 28, 2011, between the Company and the Purchaser. The total consideration received from the sale was $175.7, including cash consideration of $160.7 that we received at closing and a promissory note for $15.0, due in six years and bearing interest at 7.0% annually. A cash payment of $6.6 was made to the Purchaser in July 2011 as final settlement of the agreed working capital transferred, resulting in net realized consideration of $169.1. The assets sold include our Fortier plant located in Westwego, Louisiana, personal property, inventory, accounts receivable, contract rights and certain other assets that are used in or relate to the Business, all as further specified in the Agreement. Liabilities assumed by the Purchaser include accounts payable, contract liabilities, and certain environmental and product liabilities, and certain other liabilities that relate to the Business and are as specified in the Agreement. Certain liabilities relating to the Business were retained by us, including certain environmental, pension and post-retirement healthcare liabilities. In 2011, we recorded an after-tax gain on the sale of $34.6, which is included in Net (loss) gain on sale of discontinued operations, net of tax in the accompanying consolidated statements of income. The results of operations of the former Building Block Chemicals segment are reported as discontinued operations, and are therefore excluded from both continuing operations and segment results for all periods presented related to our former Coating Resins (“Coatings”) and Building Block Chemicals (“BBC”) segments. The following table displays summarized activity in our condensed consolidated statements of operations for discontinued operations during the years ended December 31, 2012, 2011, and 2010.

Years ended December 31,	2012		2011			2010
	Coatings	Total	Coatings	BBC	Total	Coatings	BBC	Total
Net sales	$1,487.4	$1,487.4	$1,657.1	$96.2	$1,753.3	$1,524.9	$599.7	$2,124.6

Earnings from operations of discontinued businesses before income taxes(1)(3)	$183.3	$183.3	$118.9	$10.0	$128.9	$121.8	$44.3	$166.1
Income tax expense on operations(2)(3)	(70.7)	(70.7)	(36.5)	(2.1)	(38.6)	(44.0)	(14.0)	(58.0)
Gain on sale of discontinued operations	21.3	21.3	0.0	55.3	55.3	0.0	0.0	0.0
Income tax expense on gain on sale	(12.7)	(12.7)	0.0	(20.7)	(20.7)	0.0	0.0	0.0
Adjust to fair value, less cost to sell	(28.7)	(28.7)	0.0	0.0	0.0	0.0	0.0	0.0
Income tax benefit on adjustment	3.5	3.5	0.0	0.0	0.0	0.0	0.0	0.0

Earnings from discontinued operations, net of tax	$96.0	$96.0	$82.4	$42.5	$124.9	$77.8	$30.3	$108.1

(1)	Included in earnings of discontinued operations before income tax expenses for the year ended December 31, 2012 were expenses of $23.4 related to the Coating Resins sale process. For the years ending December 31, 2012, 2011, and 2010, includes net restructuring charges of $1.6, $20.8, and $3.2, respectively, and environmental charges (credits) of $1.7, ($4.5), ad $4.7, respectively.
(2)	Income tax expense on discontinued operations for the year ended December 31, 2012 includes a $7.6 of tax expense on estimated unrepatriated earnings of international subsidiaries from the anticipated sale of Coating Resins.
(3)	The assets and liabilities of the Coating Resins Segment were reclassified to held-for-sale effective June 30, 2012. Accordingly, depreciation and amortization were no longer recorded on these assets beginning July 1, 2012.

Assets and liabilities held for sale

The assets and liabilities of the former Coating Resins segment, including the PSA product line, are reported as assets and liabilities held for sale as of December 31, 2011. The PSA product line was divested during the third quarter of 2012. The following table displays a summary of the assets and liabilities held for sale as of December 31, 2012 and 2011.

December 31,	2012	2011
Assets
Trade accounts receivable, net	$192.5	$212.4
Inventories, net	196.1	187.8
Other current assets	22.2	24.5
Plants, equipment and facilities, net	432.7	389.8
Acquisition intangibles, net	252.9	291.2
Goodwill, net	323.1	361.2
Other assets	53.1	51.9

	$1,472.6	$1,518.8

December 31,	2012	2011
Liabilities
Accounts payable	$164.5	$162.7
Accrued liabilities	100.8	88.1
Pension and other postretirement benefits	88.0	60.4
Deferred income taxes	51.8	37.1
Other liabilities	59.1	62.8

	$464.2	$411.1

Net assets held for sale	$1,008.4	$1,107.7

Other divestitures

On September 30, 2011, we sold our Stamford, Connecticut research and development facility for $11.0 cash. The transaction included the leaseback of certain portions of the facility for a 7 year period, with an option to extend the lease for an additional 3 years. As part of the agreement, we were responsible for the remediation of certain environmental matters at the site and therefore, as a result of the environmental remediation obligation, we were precluded from recognizing the sale until the remediation was completed. On the date of the transaction, the carrying value of the facility exceeded the proceeds received by $21.5. However, since the facility supports the operations of multiple asset groupings that have sufficient undiscounted cash flows to support the in-use value of the facility, no impairment charge was recorded at that time. Therefore, in the fourth quarter of 2011, we adjusted the estimated remaining useful life of the facility to the 7 year initial lease period and began accelerating the depreciation over that period. In the fourth quarter of 2012, we completed remediation and recognized the sale. As a result, we recorded a pre-tax loss of $16.7 in 2012 for the remaining excess carrying value, which is included in net (loss) gain on sale of assets in the consolidated statement of income.

During the first quarter of 2011, we sold a former manufacturing plant in Bogota, Colombia for which we recorded a net gain of $3.3, which is recorded in Net (loss) gain on sale of assets in the accompanying consolidated statement of income for 2011.

During the first quarter of 2010, we sold our real estate at an inactive site for $2.5 of which $0.5 was received in cash and $2.0 represents a promissory note due from the purchaser on or before January 15, 2015. The net gain of $2.3 from this sale is recorded in other expense, net in the accompanying consolidated statements of income.